Freight Tax and Other Tax Expense (Tables)	6 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Other Liabilities [Table Text Block]
The following table reflects changes in uncertain tax positions relating to freight tax liabilities, which are recorded in other long-term liabilities and accrued liabilities on the Company's unaudited consolidated balance sheets:

	Six Months Ended 30 June
	2020 $	2019 $
Balance of unrecognized tax benefits as at January 1	49,579	32,059
Increases for positions related to the current year	1,489	1,686
Changes for positions taken in prior years	(14,507)	2,047
Decreases related to statute of limitations	(812)	—
Balance of unrecognized tax benefits as at June 30	35,749	35,792